Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands	Jul. 01, 2018	May 01, 2018
New Hampshire Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 10,711
Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 3,676
Subsequent Event | Missouri Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 4,600